Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2019
List Of Accounting Policies [Abstract]
Compliance with International Financial Reporting Standards
Compliance with International Financial Reporting Standards
Takeda’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS"), as issued by the International Accounting Standards Board (“IASB”). The term IFRS also includes International Accounting Standards (“IASs”) and the related interpretations of the interpretations committees ("SIC" and "IFRIC").

Basis of Measurement
Basis of Measurement
The consolidated financial statements have been prepared on a historical cost basis, except for certain assets and liabilities recorded at fair value including investments, derivatives, and contingent considerations.

Functional and Presentation Currency
Functional and Presentation Currency
The consolidated financial statements are presented in Japanese Yen ("JPY"), which is the functional currency of the Company. All financial information presented in JPY has been rounded to the nearest million JPY, except when otherwise indicated.

New Accounting Standards and Interpretations Adopted and Not Yet Adopted
New Accounting Standards and Interpretations Adopted
During the year ended March 31, 2019, Takeda has adopted the following new accounting standards:
IFRS 9 Financial instruments (“IFRS 9”)
IFRS 9 was issued in its final form in July 2014 and has been implemented by Takeda as of April 1, 2018. IFRS 9 replaces the majority of the requirements of IAS 39 ‘Financial Instruments: Recognition and Measurement’ (“IAS 39”) and covers the recognition, classification, measurement and de-recognition of financial assets and financial liabilities; introduces a new impairment model for financial assets based on expected losses rather than incurred losses and provides a new hedge accounting model. The principal impact for Takeda was the re-measurement of certain available-for-sale financial instruments to fair value on initial application on April 1, 2018.
Takeda applied IFRS 9 with respect to classification and measurement (including impairment) without restating previous years, with the exception of hedge accounting impacts which generally have been applied prospectively. The cumulative effects of initially applying IFRS 9 were recognized in equity as of the date of initial application of IFRS 9 (April 1, 2018). As a result of the adoption on the date of initial application, the opening balance of retained earnings and other components of equity increased by 14,073 million JPY and 10,257 million JPY, respectively, while other financial assets (non-current), other financial assets (current), and deferred tax liabilities increased by 32,809 million JPY, 856 million JPY and 9,345 million JPY, respectively, and non-controlling interests decreasing by 10 million JPY. Comparative period presented for 2017 and 2018 has not been updated as a result of the adoption of IFRS 9, with the exception of hedge accounting impacts. See Note 3 for further details on the accounting policy under IAS 39 and IFRS 9.
Takeda elected to designate irrevocably all of its equity instruments as financial assets measured at fair value through other comprehensive income (FVTOCI). This designation has been made based on the Company’s intent to hold these investments for the foreseeable future. Changes in the fair value of financial assets at FVTOCI are recognized in other comprehensive income, and the cumulative amount of the other comprehensive income is transferred to retained earnings when the instruments are derecognized due to liquidation or sale.
The classification of other financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. The determination of the business model has been made based on the facts and circumstances that existed at the date of initial application.
The impairment of financial assets measured at amortized cost is assessed using an expected credit loss (ECL) model where previously the incurred loss model was used. There was no significant impact on the impairment of receivables upon the adoption of the new standard.
Takeda has not designated any financial liabilities as at fair value through profit or loss. There are no changes in classification and measurement for Takeda’s financial liabilities following the adoption of IFRS 9.
The adoption of IFRS 9 has not had a material impact on Takeda’s financial liabilities and derivatives.
The new hedge accounting model introduced by the standard requires hedge accounting relationships to be based upon Takeda’s own risk management objectives and strategy, and to apply a more qualitative and forward-looking approach to assessing hedge effectiveness. The model is to be discontinued only when the hedging relationships no longer qualify for hedge accounting. All hedging relationships designated under IAS 39 as of March 31, 2018 met the criteria for hedge accounting under IFRS 9 as of April 1, 2018, and are therefore regarded as continuing hedging relationships.
In addition, under IAS 39, the currency basis spread was included in cash flow hedges under other component of equity. Under IFRS 9, this basis spread and time value of the currency options are separately accounted for and presented as hedging cost under other component of equity. The hedge accounting impacts from IFRS 9 are generally applied prospectively, with the exception of certain aspects being treated retrospectively. Takeda retrospectively applied the accounting treatment of hedging cost and adjusted the comparative information. The amounts retrospectively recorded as hedging cost resulted in a 222 million JPY increase to and a 1,606 million JPY deduction from cash flow hedge reserves as of March 31, 2017 and 2018, respectively.
Classification and carrying amounts of financial assets under IAS 39 and IFRS 9 as of the date of adoption were changed as presented in the table below.

		JPY (millions)		JPY (millions)
	IAS 39	Carrying Amount	IFRS 9	Carrying Amount
Cash and cash equivalents	Loans and receivables	¥294,522	Financial assets measured at amortized cost	¥294,522
Derivative assets	Financial assets measured at fair value through profit or loss	762	Financial assets measured at fair value through profit or loss	762
Derivative assets to which hedge accounting is applied	Derivative assets to which hedge accounting is applied	2,527	Derivative assets to which hedge accounting is applied	2,527
Trade and other receivables, other financial assets	Loans and receivables	516,853	Financial assets measured at amortized cost	516,853
Equity instruments	Available-for-sale financial assets	169,814	Financial assets measured at fair value through other comprehensive income	203,276
Convertible notes	Loans and receivables	5,303	Financial assets measured at fair value through profit or loss	7,576
	Financial assets measured at fair value through profit or loss	2,070
Total		¥991,851		¥1,025,516

The following changes were made to the carrying amount of the financial assets as of the application date.

	JPY (millions)				JPY (millions)
IAS 39	Carrying Amount	Re- Classification	Re-Measurement	IFRS 9	Carrying Amount
Loans and receivables	¥816,678	¥(5,303)	¥—	Financial assets measured at amortized cost	¥811,375
Financial assets measured at fair value through profit or loss	2,832	5,303	203	Financial assets measured at fair value through profit or loss	8,338
Derivative assets to which hedge accounting is applied	2,527	—	—	Derivative assets to which hedge accounting is applied	2,527
Available-for-sale financial assets	169,814	—	33,462	Financial assets measured at fair value through other comprehensive income	203,276
Total	¥991,851	¥—	¥33,665		¥1,025,516

IFRS 15 Revenue from Contracts with Customers (“IFRS 15”)
Takeda adopted IFRS 15 on April 1, 2018. The new standard provides a single, principles-based approach to the recognition of revenue from all contracts with customers. The standard focuses on the identification of performance obligations in a contract and requires revenue to be recognized when or as those performance obligations are satisfied. The standard also has more detailed disclosure requirements. IFRS 15 did not have a material impact on the amount or timing of recognition of revenue.
The amount and timing of the recognition of sales and the basis for the estimates of sales deductions generally remained consistent as it relates to revenue derived from the sale of pharmaceutical products.
The previous revenue recognition for considerations received related to revenue received from out-licensing agreements required the transfer of ownership and related royalty income to be recognized on an accrual basis in accordance with the substance of the agreement as remaining performance obligations. The basis of allocation to the transfer of ownership and an allocation of revenue over the remaining performance obligations, and therefore timing of recognition for consideration received, has changed as a result of adoption. The impact of this change is not material.
Takeda elected the modified retrospective method upon adoption of IFRS 15, which requires the recognition of the cumulative effect of initially applying IFRS 15 in opening equity at the date of initial application. As a result of the adoption of IFRS 15, due to the difference in allocation of revenue to performance obligations for considerations received related to out-licensing agreements, other non-current liabilities, other current liabilities, and deferred tax assets decreased by 1,247 million JPY, 495 million JPY and 414 million JPY respectively, and opening retained earnings increased by 1,328 million JPY.
For the year ended March 31, 2019, the impact from adoption of IFRS 15 on the consolidated financial statements was immaterial compared to the consolidated financial statements under IAS 18.
New Accounting Standards and Interpretations Issued and Not Yet Adopted
New or amended accounting standards and interpretations that have been issued as of the date of approval of the consolidated financial statements but are not effective and have not yet been adopted by Takeda as of March 31, 2019 are discussed below:
IFRS 16 Leases (“IFRS 16”)
The standard will require lease liabilities and right of use (ROU) assets to be recognized on the balance sheet for almost all leases. Of the costs from operating leases currently included within cost of sales, selling, general and administrative expenses, research and development expenses, and other operating expenses, the portion related to the financing element will be reclassified and reported as finance expenses. In the statement of cash flow, the lease payments currently included within cash outflows from operating activities will be reported within cash flows from financing activities. IFRS 16 is effective for Takeda on April 1, 2019.
As a lessee, this standard can be applied retrospectively to each prior reporting period (retrospective approach) or retrospectively with the cumulative effect of initially applying this standard recognized at the date of initial application (modified retrospective approach). Takeda has elected to apply the standard applying the modified retrospective approach. Under the modified retrospective approach, the lease liabilities will be measured at the present value of the remaining lease payments, discounted at the incremental borrowing rate as of April 1, 2019. The ROU assets will be recognized at an amount equal to the lease liability, adjusted for any prepaid or accrued lease payments, onerous lease provisions and business combination related fair value adjustments.

On April 1, 2019, Takeda expects to recognize additional lease liabilities of approximately 220 billion JPY and corresponding ROU assets of approximately 200 billion JPY excluding existing finance leases. The additional liabilities and ROU assets include the impact of the operating leases obtained as a result of the Shire Acquisition.
IFRIC 23 Uncertainty over Income Tax Treatments (“IFRIC 23”)
The interpretation clarifies that if it is considered probable that a tax authority will accept an uncertain tax treatment, the tax charge should be calculated on that basis. If it is not considered probable, the effect of the uncertainty should be estimated and reflected in the tax charge. In assessing the uncertainty, it is assumed that the tax authority will have full knowledge of all information related to the matter. IFRIC 23 is effective for Takeda on April 1, 2019.
Other Standards
In addition, the following amendments and interpretations have been issued:

•
Amendments to IFRS 10 and IAS 28 ‘Sale or Contribution of Assets between an Investor and its Associate or Joint Venture’. The IASB has deferred these amendments until a date to be determined by the IASB.

•	Amendments to IFRS 9: Prepayment Features with Negative Compensation

•	Amendments to IAS 19: Plan Amendment, Curtailment or Settlement

•	Amendments to IAS 28: Long-term interests in associates and joint ventures

•	Annual Improvements 2015-2017 Cycle (issued in December 2017) including improvements to IFRS 3 Business Combinations, IFRS 11 Joint Arrangements, IAS 12 Income Taxes and IAS 23 Borrowing Costs
The adoption of the amendments to IFRIC 23 and these additional amendments and interpretations are not expected to have a significant impact on Takeda’s consolidated financial statements. For those amendments and interpretations where early adoption is permitted, Takeda does not plan to early adopt.

Use of Judgments, Estimates, and Assumptions
Use of Judgments, Estimates, and Assumptions
The preparation of consolidated financial statements in accordance with IFRS requires management to make certain judgments, estimates, and assumptions that affect the application of accounting policies and the reported amount of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities. Actual results could differ from these estimates.
These estimates and underlying assumptions are reviewed on a continuous basis. Changes in these accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Information about judgments and estimates that have been made in the process of applying accounting policies and that have significant effects on the amounts reported in the consolidated financial statements, and information about accounting estimates and assumptions that have significant effects on the amounts reported in the consolidated financial statements, are as follows:

•	Recognition and measurement of taxes based on uncertain tax positions (Note 7)

•	Recoverability of deferred tax assets (Note 7)

•	Impairment of property, plant and equipment; goodwill; and other intangible assets (Note 10, Note 11, and Note 12, respectively)

•	Measurement of fair value of assets acquired and liabilities assumed and contingent consideration in business combinations (Note 21 and Note 31)

•	Measurement of defined benefit obligations (Note 22)

•	Measurement of provisions, including estimation of rebates and return reserves associated with Takeda’s product sales (Note 23)

•	Valuation assumptions relating to share-based compensation (Note 28)

•	Probability of an outflow of resources embodying economic benefits on contingent liabilities (Note 32)

Basis of Consolidation
Basis of Consolidation
The consolidated financial statements include the accounts of the Company and its subsidiaries that are directly or indirectly controlled by the Company. All significant intercompany balances and transactions have been eliminated in consolidation.
Takeda controls an entity when it is exposed or has rights to variable returns from involvement with the entity and has the ability to affect those returns using its power, which is the current ability to direct the relevant activities, over the entity. To determine whether Takeda controls an entity, status of voting rights or similar rights, contractual agreements and other specific factors are considered.
The financial statements of the subsidiaries are included in the consolidated financial statements from the date when control is obtained until the date when control is lost. The financial statements of subsidiaries have been adjusted in order to ensure consistency with the accounting policies adopted by the Company as necessary.
Changes in ownership interest in subsidiaries that do not result in loss of control are accounted for as equity transactions. Any difference between the adjustment to non-controlling interests and the fair value of consideration transferred or received, is recognized directly in equity attributable to owners of the Company. When control over a subsidiary is lost, the investment retained after the loss of control is re-measured at fair value as of the date when control is lost, and any gain or loss on such re-measurement and disposal of the interest sold is recognized in profit or loss.

Investments in Associates and Joint Arrangements
Investments in Associates and Joint Arrangements
Associates are entities over which Takeda has significant influence over the decisions on financial and operating policies, but does not have control or joint control. Investments in associates are accounted for using the equity method and recognized at cost on the acquisition date. The carrying amount is subsequently increased or decreased to recognize Takeda’s share of profit or loss and other comprehensive income of the affiliate. Intra-group profits on transactions with associates accounted for using the equity method are eliminated against the investment to the extent of Takeda’s equity interest in the associates. Intra-group losses are eliminated in the same way as intra-group profits unless there is evidence of impairment.
Joint arrangement is an arrangement of which two or more parties have joint control. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control. Takeda classifies joint arrangement into either joint operations or joint ventures. The classification of a joint arrangement as a joint operation or a joint venture depends upon the rights and obligations of the parties to the arrangement. Joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. Joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. The assets, liabilities, revenues and expenses in joint operations are recognized in relation to Takeda’s interest. The investment in joint ventures is accounted for using the equity method. At each reporting date, the Company determines whether there is objective evidence that the investment in the associate or joint venture is impaired. If there is such evidence, the Company calculates the amount of impairment as the difference between the recoverable amount of the associate or joint venture and its carrying value, and then recognizes the loss within profit or loss.

Business Combinations
Business Combinations
Business combinations are accounted for using the acquisition method. The identifiable assets acquired and the liabilities assumed are measured at the fair values at the acquisition date. Goodwill is measured as the excess of the sum of the fair value of consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer's previously held equity interest in the acquiree less the fair value of identifiable assets acquired, net of liabilities assumed at the acquisition date. As part of business combinations, when the acquired entity consists of foreign operations with multiple functional currencies, Takeda allocates goodwill recognized upon the acquisition to the foreign operations based on the estimated cash flows of the acquired foreign operations.
The consideration transferred for the acquisition of a subsidiary is measured as the fair value of the assets transferred, the liabilities incurred to former owners of the acquiree, and the equity interests issued by Takeda. Non-controlling interests is initially measured either at fair value or at the non-controlling interests’ proportionate share of the recognized amounts of the acquiree’s identifiable net assets on a transaction-by-transaction basis. The consideration for certain acquisitions includes amounts contingent upon future events, such as the achievement of development milestones and sales targets.
Any contingent consideration included in the consideration payable for a business combination is recorded at fair value at the date of acquisition. These fair values are generally based on risk-adjusted future cash flows discounted using appropriate discount rates. The fair values are reviewed at the end of each reporting period. The changes in the fair value based on the time value of money are recognized in finance expenses and the other changes are recognized in other operating income or other operating expenses in the consolidated statements of income.
Acquisition related costs are recognized as expenses in the period they are incurred. Changes in Takeda’s ownership interests in subsidiaries arising from transactions between Takeda and non-controlling interests that do not result in Takeda losing control over a subsidiary are treated as equity transactions and therefore, do not result in adjustments to goodwill.

Foreign Currency Translations
Foreign Currency Translations
Foreign Currency Transactions
Foreign currency transactions are translated into the functional currency of each entity within Takeda using the exchange rates at the dates of the transactions or rates that approximate the exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the spot rates of exchange at the end of each reporting period. Non-monetary assets and liabilities that are measured at fair value in foreign currencies are translated using historical exchange rates at the date when the fair value was determined. Non-monetary assets and liabilities measured based on historical cost that are denominated in foreign currencies are translated at the exchange rate at the date of the initial transaction. Exchange differences arising from the translation or settlement are recognized in profit or loss except when related to financial assets measured at fair value through other comprehensive income, as well as financial instruments designated as hedges of net investments in foreign operations and cash flow hedges subsequently recognized as other comprehensive income. The gain or loss arising from translation of non-monetary items measured at fair value is treated in line with the recognition of the gain or loss on the change in fair value of the item (i.e., translation differences on items whose fair value gain or loss is recognized in other comprehensive income or profit or loss, are also recognized in other comprehensive income or profit or loss, respectively).
Foreign Operations
The assets and liabilities of foreign operations are translated using the spot exchange rates at the end of the reporting period, while income and expenses of foreign operations presented in profit or loss and other comprehensive income are translated using the exchange rates at the dates of the transactions or rates that approximate the exchange rates at the dates of the transactions.
Exchange differences arising from translation are recognized as other comprehensive income. In cases in which foreign operations are disposed of, the cumulative amount of exchange differences related to the foreign operations is recognized as part of the gain or loss on disposal.

Revenue
Revenue
Revenue on sales of Takeda products and services is recognized when control of the products is passed to the customer in an amount that reflects the consideration to which we expect to be entitled in exchange for those products. Control is generally transferred at the point in time of shipment to or receipt of the products by customer, or when the services are performed. The amount of revenue to be recognized is based on the consideration Takeda expects to receive in exchange for its goods and services. If a contract contains more than one contractual promise to a customer (performance obligation), the consideration is allocated based on the standalone selling price of each performance obligation.
The consideration Takeda receives in exchange for its goods or services may be fixed or variable. Variable consideration is only recognized when it is highly probable that a significant reversal will not occur. The most common elements of variable consideration are listed below:

•
Rebates and discounts granted to government agencies, wholesalers, retail pharmacies, managed healthcare organizations and other customers are estimated and recorded as a deduction from revenue at the time the related revenues are recorded. They are calculated on the basis of historical experience and the specific terms in the individual agreements.

•	Cash discounts are offered to customers and are provisioned and recorded as revenue deductions at the time the related sales are recorded.

•
Sales return provisions are recognized when Takeda sells a product which provides the customer a right of return. Sales return provisions are recorded as revenue deductions when there is historical experience of Takeda agreeing to customer returns and Takeda can reasonably estimate expected future returns. In doing so, the estimated rate of return is applied, determined based on historical experience of customer returns and considering any other relevant factors. The rate is multiplied by the amounts invoiced in order to estimate expected future returns.

Takeda generally receives payments from customers within 120 days after the point in time when goods are delivered to the customers. Takeda usually performs those transactions as a principal, but Takeda also sells products on behalf of others, and revenue is recognized at an amount of sales commission that Takeda expects to be entitled as an agent.
Takeda also generates revenue in the form of royalty payments, upfront payments, and milestone payments from the out-licensing of intellectual property (IP). Royalty revenue earned through a license is recognized when the underlying sales have occurred. Revenue from upfront payment is generally recognized when Takeda provides a right to use IP. Revenue from milestone payments is recognized at the point in time when it is highly probable that the respective milestone event criteria is met, and a significant reversal in the amount of revenue recognized will not occur. Revenue from other services such as research and development of compounds that are out-licensed is recognized over the service period.
Takeda generally receives payments from customers within 60 days after entering into out-licensing contracts or confirmation by customers that conditions for the milestone payments are met. Takeda licenses its own intellectual property rights to customers, and performed those transactions as a principal. Takeda also provides other services as a principal.

Government Grants
Government Grants
Government grants are recognized when there is reasonable assurance that Takeda will comply with the conditions attached to them and receive the grants. Government grants for the purchasing of property, plant and equipment are recognized as deferred income and then recognized as profit or loss and offset the related expenses on a systematic basis over the useful lives of the related assets.
Government grants for expenses incurred are recognized as profit or loss and offset the related expenses over the periods in which Takeda recognizes costs for which the grants are intended to compensate.

Advertising and Sales Promotion Expenses	Advertising and Sales Promotion Expenses Costs of advertising and sales promotion are expensed as incurred.
Research and Development Expenses
Research and Development Expenses
Research costs are expensed in the period incurred. Internal development expenditures are capitalized when the criteria for recognizing an asset are met in accordance with IAS 38 ‘Intangible Assets,’ usually when a regulatory filing has been made in a major market and approval is considered highly probable. Where regulatory and other uncertainties are such that the criteria are not met, the expenditures are recognized in the income statement. Property, plant and equipment used for research and development is capitalized and depreciated over the estimated life of the asset.

Income Taxes
Income Taxes
Income taxes consist of current taxes and deferred taxes. Current and deferred taxes are recognized in profit or loss, except for income taxes resulting from business combinations, and income taxes recognized in either other comprehensive income or equity related to items that are recognized, in the same or different period, outside of profit or loss.
Current Taxes
The current tax payable or receivable is based on taxable profit for the year. Taxable profit differs from reported profit because taxable profit excludes items that are either never taxable or tax deductible or items that are taxable or tax deductible in a different period. Accrued income taxes and income tax receivable, including those from prior fiscal years, are measured at the amount that is expected to be paid to or received from the taxation authorities, reflecting uncertainty related to income taxes, if any. Takeda’s current taxes also include liabilities related to uncertain tax positions. Takeda’s current tax assets and liabilities are calculated using tax rates that have been enacted or substantively enacted by the reporting date.
Deferred Taxes
Deferred taxes are calculated based on the temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes at the end of the reporting period. Deferred tax assets are recognized for deductible temporary differences, unused tax credits and unused tax losses to the extent that it is probable that future taxable profit will be available against which the assets can be utilized. This requires us to evaluate and assess the probability of future taxable profit and our business plan, which are inherently uncertain. Uncertainty of estimates of future taxable profit could increase due to changes in economies in which we operate, changes in market conditions, effects of currency fluctuations, or other factors. Takeda’s deferred taxes also include liabilities related to uncertain tax positions. Deferred tax liabilities are generally recognized for taxable temporary differences.
Deferred tax assets and liabilities are not recognized for the following temporary differences:

•	Taxable temporary differences arising on the initial recognition of goodwill

•	The initial recognition of assets and liabilities in transactions that are not business combinations and affect neither accounting profit nor taxable profit (loss) at the time of the transaction

•
Deductible temporary differences arising from investments in subsidiaries and associates, when it is not probable that the temporary differences will reverse in the foreseeable future and that taxable profit will be available against which the temporary differences can be utilized

•
Taxable temporary differences arising from investments in subsidiaries and associates when the timing of the reversal of the temporary differences is controllable and it is not probable that they will reverse in the foreseeable future

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the periods in which the temporary differences are expected to reverse based on the tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and the deferred tax assets and liabilities for those related to income taxes levied by the same taxation authority on the same taxable entity.

Earnings per Share
Earnings per Share
Basic earnings per share is calculated by dividing profit or loss for the year attributable to owners of ordinary shares of the Company, by the weighted-average number of ordinary shares outstanding during the reporting period, adjusted by the number of treasury shares. Diluted earnings per share is calculated by adjusting all the effects of dilutive potential ordinary shares.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment are measured using the cost model and is stated at cost less accumulated depreciation and accumulated impairment loss. Acquisition cost includes mainly the costs directly attributable to the acquisition and the initial estimated dismantlement, removal, and restoration costs associated with the asset. Except for assets that are not subject to depreciation, such as land and construction in progress, assets are depreciated mainly using the straight-line method over the estimated useful life of the asset. Leased assets are depreciated using the straight-line method over the shorter of the lease term or the estimated useful life unless it is reasonably certain that Takeda will obtain ownership by the end of the lease term. The depreciation of these assets begins when they are available for use.
The estimated useful life of major asset items is as follows:

•	Buildings and structures 3 to 50 years

•	Machinery and vehicles 2 to 20 years

•	Tools, furniture and fixtures 2 to 20 years

Goodwill
Goodwill
Goodwill arising from business combinations is stated at its cost less accumulated impairment losses. Goodwill is not amortized. Goodwill is allocated to cash-generating units or groups of cash-generating units based on expected synergies and tested for impairment annually or whenever there is any indication of impairment. Impairment losses on goodwill are recognized in the consolidated statements of income and no subsequent reversal will be made.

Intangible Assets Associated with Products and Intangible Assets – Software
Intangible Assets Associated with Products
Marketed Products
An intangible asset associated with a marketed product is amortized on a straight-line basis over the estimated useful life, which is based on expected exclusivity period, ranging from 3 to 20 years. Amortization of intangible assets is included in amortization and impairment losses on intangible assets associated with products in the consolidated statements of income. Amortization and impairment losses on intangible assets associated with products is separately stated in the consolidated statement of income because intangible assets associated with products have various comprehensive rights and contribute to our ability to sell, manufacture, research, market and distribute products, compounds and benefit multiple business functions.
In-Process R&D
Takeda regularly enters into collaboration and in-license agreements with third parties for products and compounds for research and development projects. Payments for collaboration agreements generally take the form of subsequent development milestone payments. Payments for in-license agreements generally take the form of up-front payments and subsequent development milestone payments.
Up-front payments for in-license agreements are capitalized upon commencement of the in-license agreements, and development milestone payments are capitalized when the milestone is triggered.
These intangible assets relating to products in development that are not yet available for use are not amortized. These intangible assets are assessed for impairment on an annual basis, or more frequently if indicators of a potential impairment exist. An impairment is recorded if the carrying value exceeds the recoverable amount of the intangible assets. Intangible assets relating to products which fail during development, or for which development ceases for any reason are written down to their recoverable amount which is typically nil.
If and when Takeda obtains approval for the commercial application of a product in development, the related in-process research and development assets will be reclassified to intangible assets associated with marketed products and amortized over its estimated useful life from marketing approval.
Intangible Assets – Software
Software is recognized at cost and amortized on a straight-line basis over the expected useful life. The useful life used for this purpose is 3 to 10 years. Amortization of intangible assets – software is included in cost of sales, selling, general and administrative expenses, and research and development expenses in the consolidated statements of income.

Leases
Leases
Leases are classified as finance leases if substantially all the risks and rewards incidental to ownership are transferred to the lessee. Leases other than finance leases are classified as operating leases.
As Lessee
At the commencement of the lease term, Takeda recognizes finance leases as assets and liabilities in the consolidated statements of financial position at amounts equal to the fair value of the leased property or, if lower, the present value of the minimum lease payments, each determined at the inception of the lease. Lease payments for operating leases are recognized as expenses on a straight-line basis over the lease term, unless another systematic basis is more representative of the time pattern of the user's benefit is available.

Impairment of Non-Financial Assets
Impairment of Non-Financial Assets
Takeda assesses whether there is any indication of impairment for non-financial assets at the end of each reporting period, excluding inventories, deferred tax assets, assets held for sale, and assets arising from employee benefits. If any such indication exists, or in cases in which an impairment test is required to be performed each year, the recoverable amount of the asset is estimated. In cases in which the recoverable amount cannot be estimated for each asset, they are estimated at the cash-generating unit level. The recoverable amount of an asset or a cash-generating unit is determined at the higher of its fair value less costs of disposal, or its value in use. In determining the value in use, the estimated future cash flows are discounted to their present value using a discount rate that reflects the time value of money and the risks specific to the asset. If the carrying amount of the asset or cash-generating unit exceeds the recoverable amount, impairment loss is recognized in profit or loss and the carrying amount is reduced to the recoverable amount. An asset or a cash-generating unit other than goodwill, for which impairment losses were recognized in prior years, is assessed at the end of the reporting period to determine whether there is any indication that the impairment loss recognized in prior periods may no longer exist or may have decreased. If any such indication exists, the recoverable amount of the asset or cash-generating unit is estimated. In cases in which the recoverable amount exceeds the carrying amount of the asset or cash-generating unit, the impairment loss is reversed up to the lower of the estimated recoverable amount or the carrying amount that would have been determined if no impairment loss had been recognized in prior years. The reversal of impairment loss is immediately recognized in profit or loss.

Inventories
Inventories
Inventories are measured at the lower of cost and net realizable value. The cost of inventories is determined mainly using the weighted-average cost formula. The cost of inventories includes purchase costs, costs of conversion, and other costs incurred in bringing the inventories to the present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. Pre-launch inventory is held as an asset when there is a high probability of regulatory approval for the product. Before that point, a provision is made against the carrying value to its recoverable amount; the provision is then reversed at the point when a high probability of regulatory approval is determined.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents consist of cash on hand, demand deposits and short-term, highly liquid investments that are readily convertible to known amounts of cash and subject to insignificant risk of change in value and due within three months from the date of acquisition.

Assets Held for Sale
Assets Held for Sale
An asset or disposal group for which the cash flows are expected to arise principally from sale rather than continuing use is classified as an asset held for sale when it is highly probable that the asset or disposal group will be sold within one year, the asset or disposal group is available for immediate sale in its present condition, and the management of Takeda is committed to the sale. In such cases, the asset held for sale is measured at the lower of its carrying amount and fair value less costs to sell.
Property, plant and equipment and intangible assets classified as held for sale are not depreciated or amortized. Assets and liabilities classified as held for sale are presented separately as current items in the consolidated statements of financial position.

Post-employment Benefit
Post-employment Benefit
Takeda sponsors lump-sum payments on retirement, pensions and other plans such as post-retirement medical care as post-employment benefit plans. They are classified into defined benefit plans and defined contribution plans.
Defined Benefit Plans
Takeda uses the projected unit credit method to determine the present value, the related current service cost, and the past service cost by each defined benefit obligation. The discount rate is determined by reference to market yields on high quality corporate bonds at the end of the reporting period. The net defined benefit liabilities (assets) in the consolidated statements of financial position are calculated by deducting the fair value of the plan assets from the present value of the defined benefit obligations. Past service cost defined as the change in the present value of the defined benefit obligation resulting from a plan amendment or curtailment is recognized in profit or loss upon occurrence of the plan amendment or curtailment.
Re-measurement of net defined benefit plans is recognized in full in other comprehensive income and transferred to retained earnings in the period in which they are recognized.
Defined Contribution Plans
The costs for defined contribution plans are recognized as expenses when the employees render the related service.

Provisions
Provisions
Takeda recognizes rebates and return reserves if Takeda receives consideration from a customer and expects to refund some or all of that consideration to the customer. In addition, provisions are recognized when Takeda has present legal or constructive obligations as a result of past events, it is probable that outflows of resources embodying economic benefits will be required to settle the obligations and reliable estimates can be made of the amount of the obligations. Takeda’s provisions consist primarily of rebates and return reserves, as well as provisions for litigation and restructuring.

Financial Instruments
Financial Instruments
Takeda’s financial instruments include financial instruments related to lease contracts, trade and other receivables and payables, liabilities for contingent consideration under business combinations, derivative instruments, and rights and obligations under employee benefit plans, which are dealt with in specific accounting policies.

Financial Assets
Financial Assets – Subsequent to April 1, 2018
Initial Recognition and Measurement
Financial assets are recognized in the consolidated statements of financial position when Takeda becomes a party to the contractual provisions of the instruments. Financial assets, except for investments in debt instruments recorded at fair value through profit or loss (FVTPL), are initially measured at fair value plus transaction costs that are directly attributable to the acquisition.
Investments in debt instruments recorded at amortized cost: Assets such as trade and other receivables that are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows and whose contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding are measured at amortized cost. Trade receivables are initially recognized at their invoiced amounts, including any related sales taxes less adjustments for revenue deductions such as impairment loss allowance and cash discounts.
Investments in debt instruments recorded at fair value through other comprehensive income (FVTOCI): Assets that are held within a business model objective whose objective is achieved by both collecting contractual cash flows and selling financial assets whose contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding are measured at FVTOCI.
Investments in debt instruments recorded at fair value through profit or loss (FVTPL): Assets that do not meet the criteria for amortized cost or FVTOCI are measured at FVTPL.
Equity instruments recorded at FVTOCI: On initial recognition, Takeda made an irrevocable FVTOCI election (on an instrument-by-instrument basis) to present the subsequent changes in the fair value of equity instruments in other comprehensive income for certain equity instruments held for the long term for strategic purposes. At the reporting date, Takeda designates all of its equity instruments as financial assets at FVTOCI.
Subsequent Measurement and Derecognition
Takeda derecognizes a financial asset only when the contractual right to receive the cash flows from the asset expires or when Takeda transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity.
Investments in debt instruments recorded at amortized cost: These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.
Investments in debt instruments recorded at FVTOCI: These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. Upon derecognition of the investments, the gains and losses accumulated in OCI related to the investment is reclassified to profit or loss.
Investments in debt instruments recorded at FVTPL: These assets are subsequently measured at fair value, and a gain or loss on debt instruments that is subsequently measured at FVTPL is recognized in profit or loss.
Equity instruments recorded at FVTOCI: These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss. Upon derecognition of the investments, the amounts in OCI related to the investment is reclassified within equity to retained earnings.
Impairment
Loss allowances for trade receivables are established using an ECL model. The provisions are based on a forward-looking ECL, which includes possible default events on the trade receivables over the entire holding period of the trade receivables. Takeda has elected to measure provisions for trade receivables, contract assets and lease receivables at an amount equal to lifetime ECL. Takeda uses a provisions matrix based on historical loss rates adjusted for forward looking information to calculate ECL. These provisions represent the difference between the contractual amount of the trade receivables and the lease receivables in the consolidated financial statements of financial position and the estimated collectible net amount.
Financial Assets – Prior to April 1, 2018
Initial Recognition and Measurement
Financial assets are recognized in the consolidated statements of financial position when Takeda becomes a party to the contractual provisions of the instruments. Financial assets, except for financial assets at fair value through profit or loss, are initially measured at fair value plus transaction costs that are directly attributable to the acquisition.

At the initial recognition, the financial assets are classified based on the nature and purpose in accordance with the following:

•	Financial assets at fair value through profit or loss: Either held-for-trading financial assets or financial assets designated as financial assets at fair value through profit or loss.

•	Loans and receivables: Non-derivative financial assets with fixed or determinable payments that are not quoted in an active market.

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Available-for-sale financial assets: Non-derivative financial assets that are either designated as available-for-sale financial assets or not classified as (a) financial assets at fair value through profit or loss, or (b) loans and receivables.

Subsequent Measurement

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Financial assets at fair value through profit or loss – Financial assets at fair value through profit or loss are measured at fair value, and any gains or losses arising on re-measurement are recognized in profit or loss.

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Loans and receivables – Loans and receivables are measured at amortized cost using the effective interest method less any impairment loss. Interest income is recognized principally by applying the effective interest rate, unless the recognition of interest is immaterial as in the case of short-term receivables.

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Available-for-sale financial assets – Available-for-sale financial assets are measured at fair value as of the end of the reporting period, and the gains and losses arising from changes in fair value are recognized in other comprehensive income. Exchange differences on monetary assets are recognized in profit or loss. Dividends on available-for-sale financial assets (equity instruments) are recognized in profit or loss in the reporting period when Takeda’s right to receive the dividends is established. Upon derecognition of the investments, the amounts in OCI related to the investment is reclassified to profit or loss.

Impairment
Financial assets are considered impaired when there is objective evidence that one or more events occurred after the initial recognition of the financial asset and it is reasonably anticipated to have had a negative impact on the estimated future cash flows of the asset. For available-for-sale equity instrument, a significant or prolonged decline in the fair value below its cost is considered objective evidence of impairment. Even when there is no objective evidence of impairment individually, certain categories of financial assets, such as trade receivables, are collectively assessed for impairment. For financial assets measured at amortized cost, the impairment loss is the difference between the carrying amount of the asset and the present value of the estimated future cash flows discounted at the original effective interest rate on the asset. In a subsequent period, if the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized; the previously recognized impairment loss is reversed through profit or loss. When an available-for-sale financial asset is determined to be impaired, the cumulative gain or loss that was previously accumulated in accumulated other comprehensive income (loss) is reclassified to profit or loss in the same period. In respect to available-for-sale equity investments, impairment loss previously recognized in profit or loss is not reversed through profit or loss. In respect to available-for-sale debt instruments, if the amount of the fair value increases in a subsequent period and the increase can be related objectively to an event occurring after the impairment was recognized; the previously recognized impairment loss is reversed through profit or loss.
Derecognition
Takeda derecognizes a financial asset only when the contractual right to receive the cash flows from the asset expires or when Takeda transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. On derecognition of a financial asset, the difference between the carrying amount and the consideration received or receivable is recognized in profit or loss, and the cumulative gain or loss that was previously accumulated in accumulated other comprehensive income (loss) is reclassified to profit or loss.

Financial Liabilities
Financial Liabilities
Initial Recognition and Measurement
Financial liabilities are recognized in the consolidated statements of financial position when Takeda becomes party to contractual provisions of financial instruments. Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, bonds and loans, or payables.
Financial liabilities, except for financial liabilities at fair value through profit or loss, are initially measured at fair value less transaction costs that are directly attributable to the issuance.
Subsequent Measurement
Financial liabilities recorded at FVTPL: Financial liabilities at fair value through profit or loss are measured at fair value, and any gains or losses arising on re-measurement are recognized in profit or loss. Financial liabilities at fair value through the profit and loss includes derivatives and contingent consideration related to business combinations.
Other financial liabilities, including bonds and loans: Other financial liabilities are measured at amortized cost mainly using the effective interest method.

Derecognition
Takeda derecognizes a financial liability only when the obligation specified in the contract is discharged, cancelled, or expires. On derecognition of a financial liability, the difference between the carrying amount and the consideration paid or payable is recognized in profit or loss.

Derivatives
Derivatives
Takeda hedges the risks arising mainly from their exposure to fluctuations in foreign currency exchange rates and interest rates using derivative financial instruments such as foreign exchange forward contracts, interest rate swaps, currency options, and currency swaps. Takeda does not enter into derivative transactions for trading or speculative purposes. Derivatives are measured at FVTPL unless the derivative contracts are designated as hedging instruments. The gains and losses on derivatives that are not designed as hedging instruments are recognized in profit or loss. The treatment of the change in fair value for derivatives designated as hedging instruments varies based on the type of hedge as described below.
Hedge Accounting- Subsequent to April 1, 2018
For foreign currency exposure as a result of translation risk, Takeda designates certain non-derivatives, such as foreign currency denominated debt, as net investment hedges of foreign operations. For foreign currency exposure due to foreign currency denominated transactions, Takeda designates certain derivatives, such as foreign currency forwards, as cash flow hedges of forecasted transactions. Within the designation documentation at inception, Takeda documents the risk management objective, nature of the risk being hedged, and relationship between hedging instruments and hedged risk based on the strategy for undertaking the hedging relationships. At inception and on a quarterly basis, Takeda also assesses whether the hedging instruments are highly effective in offsetting changes in the fair value or the cash flows of the hedged item.
Cash flow hedges – the effective portion of changes in the fair value of derivatives designated and qualifying as cash flow hedges is recognized in other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in profit or loss. The cumulative gain or loss that was previously recognized in other comprehensive income is reclassified to profit or loss in the same period when the cash flows of the hedged items are recognized in profit or loss and in the same line item in the consolidated statements of income. The currency basis spread and the time value of the foreign currency options are accounted for and presented as hedging cost under other components of equity separately from cash flow hedges.
Net investment hedges – the gain or loss on hedging instruments is recognized in other comprehensive income. At the time of disposal of the foreign operations, the cumulative gain or loss recognized in other comprehensive income is reclassified to profit or loss.
Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated or exercised, or when the hedge no longer qualifies for hedge accounting.
Hedge Accounting - Prior to April 1, 2018
The policy applied prior to April 1, 2018 is similar to that applied subsequent to April 1, 2018. However, for all cash flow hedges, the currency basis spread was accounted for and presented under cash flow hedges.

Transaction costs of financial liabilities
Transaction costs of financial liabilities
Transaction costs relating to the financial liabilities of debt issued are recorded against the corresponding debt and amortized to the consolidated statements of income over the period to the earliest redemption date of the debt, using the effective interest rate method. On extinguishment of the related debt, any unamortized deferred transaction costs are written off and charged to interest expense in the consolidated statements of income.

Share-based Payments
Share-based Payments
Takeda has implemented share-based payment programs and provides equity and cash-settled share-based payments.
Equity-settled Share-based Payments
Equity-settled share-based payments are granted based on the service performed by the employees, directors, and senior management. The service received and the corresponding increase in equity are measured at the fair value of the equity instruments at the grant date. The fair value of the equity instruments granted to employees, directors, and senior management are recognized as expense over the vesting period of the awards with a corresponding amount as an increase in equity.
Cash-settled Share-based Payments
Cash-settled share-based payments are granted based on the service performed by the employees, directors, and senior management. The service received and the corresponding liability are measured at the fair value of the corresponding liability. The fair value of the liability-classified awards granted to employees, directors, and senior management are recognized as expense over the vesting period of the awards with a corresponding amount as an increase in liability. Takeda re-measures the fair value of the liability at the end of each reporting period and at the date of settlement, and recognizes any changes in fair value in profit or loss.

Ordinary Shares	Ordinary Shares Proceeds from the issuance of ordinary shares by the Company are included in share capital and share premium.
Treasury Shares
Treasury Shares
When the Company acquires treasury shares, the consideration paid is recognized as a deduction from equity. When the Company sells the treasury shares, the difference between the carrying amount and the consideration received is recognized in share premium.